INVESTMENT (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 03, 2025	Jun. 03, 2024	Dec. 31, 2025	Sep. 30, 2025	Feb. 28, 2026	Feb. 28, 2025	Dec. 23, 2022
Acquired convertible note receivable		$ 50,000
Convertible note receivable			85	96
Stock split description						10 :1 split
Stile price						$ 0.80
Purchase of investment					$ 50,000
Investments at cost					$ 100,000
Common Stock [Member]
Convertible note receivable	15,000				71,350,000	1,940,659
Investment owned shares						1,500
Warrant [Member]
Convertible note receivable	165,000
Investment owned shares						16,500
Series A Preferred Stock [Member]
Convertible note receivable	1,770,840
Investment owned shares						177,084
Simple Agreement for future equity [Member]
Equity investment							$ 50,000